Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense consisted of the following:

Year Ended December 31, 2021
Current income tax expense (benefit):
Federal	$—
State	—
Deferred income tax expense (benefit):
Federal	1,942
State	416
Total income tax expense (benefit)	$2,358

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the U.S. statutory income tax rate to the Company's effective income tax rate is as follows:

Year Ended December 31, 2021
Statutory federal tax rate	21.00%
State income taxes, net of federal benefit	4.50%
Permanent items	(0.55)%
Income attributable to noncontrolling interests	(25.20)%
Effective income tax rate	(0.25)%

Schedule of Deferred Tax Assets and Liabilities
Details of the Company’s deferred tax assets and liabilities are as follows:

Year Ended December 31, 2021
Deferred tax assets:
Reserves	$216
Accrued expenses	127
Deferred revenue	9,899
Derivatives	40
Stock-based compensation	102
Investment in MarketWise, LLC	28,981
Net operating loss carryforwards	1,260
Investment in flow-through partnerships	296
Lease liabilities	158
Fixed asset	9
Charitable contributions	25
Intangibles	1,057
Total deferred tax assets	$42,170
Deferred tax liabilities
Deferred expense	$(3,959)
Related party interest	(53)
Right of use asset	(213)
Total deferred tax liabilities	$(4,225)
Valuation allowance	(28,981)
Net deferred tax assets (liabilities)	$8,964